Long-term debt	12 Months Ended
Sep. 30, 2025
Borrowings [abstract]
Long-term debt	Long-term debt

	As at September 30, 2025	As at September 30, 2024
	$	$
2021 U.S. Senior Notes of $835,860 (U.S. $600,000) repayable in September 2026 and of $557,240 (U.S. $400,000) repayable in September 2031[1]	1,386,564	1,342,758
2021 CAD Senior Notes of $600,000 repayable in September 2028[2]	597,892	597,212
2024 CAD Senior Notes of $300,000 repayable in September 2027 and of $450,000 repayable in September 2029[3]	747,001	746,144
2025 U.S. Senior Notes of $905,515 (U.S $650,000) repayable in March 2030[4]	894,509	—
Other long-term debt	11,869	2,194
	3,637,835	2,688,308
Current portion	845,253	999
	2,792,582	2,687,309
[1]    The senior unsecured notes issued in 2021 of U.S. $1,000,000,000 (2021 U.S. Senior Notes) are comprised of two series of senior unsecured notes with a weighted average maturity of 3 years and a weighted average interest rate of 1.79%. As at September 30, 2025, these represent an amount of $1,393,100,000, less financing fees.
[2]    The senior unsecured notes issued in 2021 of $600,000,000 (2021 CAD Senior Notes), less financing fees, are due in September 2028, with an interest rate of 2.10%.
[3]    The senior unsecured notes issued in 2024 of $750,000,000 (2024 CAD Senior Notes), less financing fees, are comprised of two series of senior unsecured notes with a weighted average maturity of 3 years and a weighted average interest rate of 4.08% as at September 30 2025.
4    In March 2025, the Company issued senior unsecured notes (2025 U.S. Senior Notes) for a total principal amount of U.S. $650,000,000, less financing fees. This issuance is comprised of one series of notes with a maturity of 5 years at an interest rate of 4.95%.
The Company has an unsecured committed revolving credit facility available for an amount of $1,500,000,000 that expires in October 2029. This facility bears interest at variable reference rate benchmarks, plus a variable margin that is determined based on the Company's credit rating. As at September 30, 2025, there was no amount drawn upon this facility. An amount of $3,752,000 has been committed against this facility to cover various letters of credit issued for clients and other parties. On October 30, 2025, the unsecured committed revolving credit facility was extended by one year to October 30, 2030 and can be further extended. There were no material changes in the terms and conditions including interest rates and banking covenants. The unsecured committed revolving credit facility contains covenants that require the Company to maintain certain financial ratios (Note 33). As at September 30, 2025, the Company was in compliance with these covenants.